Borrowing and Credit Agreements - Additional Information (Details) - USD ($)									1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 15, 2017	Dec. 03, 2017	Jan. 03, 2017	Jul. 27, 2016	May 31, 2016	May 16, 2016	Jul. 20, 2015	May 20, 2015	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 13, 2016	Oct. 20, 2015	Sep. 15, 2015
Borrowings and Credit Agreements
Loss on early extinguishment of debt													$ 643,000,000	$ 0
Carrying amount of long-term debt										$ 25,700,000,000		$ 25,700,000,000
Omnicare, Inc.
Borrowings and Credit Agreements
Notes assumed									$ 3,100,000,000
Convertible debt											$ 5,000,000			5,000,000
Repayments of debt														$ 2,400,000,000
Carrying amount of long-term debt									700,000,000
Commercial Paper
Borrowings and Credit Agreements
Weighted average interest rate										2.00%		2.00%	1.22%
Bridge Loan.
Borrowings and Credit Agreements
Plan assets								$ 13,000,000,000
Loan processing fee								$ 52,000,000
Senior notes 1.900% due in 2018, 2.800% due in 2020, 3.500% due in 2022, 4.875% due in 2035, and 5.125% due in 2045
Borrowings and Credit Agreements
Debt instrument, face amount							$ 15,000,000,000
Term loan in connection with Aetna purchase | Aetna Acquisition
Borrowings and Credit Agreements
Debt instrument, face amount	$ 5,000,000,000
Term Loan In Connection With Aetna Purchase Tranche One [Member] | Aetna Acquisition
Borrowings and Credit Agreements
Debt term (in years)	3 years
Debt instrument, face amount	$ 3,000,000,000
Term Loan In Connection With Aetna Purchase Tranche Two [Member] | Aetna Acquisition
Borrowings and Credit Agreements
Debt term (in years)	5 years
Debt instrument, face amount	$ 2,000,000,000
Unsecured Backup Credit Facilities
Borrowings and Credit Agreements
Commitment fee percentage												0.02%
Long-term line of credit										$ 0		$ 0	$ 0
Unsecured Backup Credit Facilities | Unsecured Backup Credit Facility Expiring May 17, 2018
Borrowings and Credit Agreements
Maximum borrowing capacity										1,000,000,000		$ 1,000,000,000
Line of credit facility term (in years)												364 days
Unsecured Backup Credit Facilities | Unsecured Backup Credit Facility Expiring July 24, 2019
Borrowings and Credit Agreements
Maximum borrowing capacity										1,250,000,000		$ 1,250,000,000
Line of credit facility term (in years)												5 years
Unsecured Backup Credit Facilities | Unsecured Backup Credit Facility Expiring July 1, 2020
Borrowings and Credit Agreements
Maximum borrowing capacity										1,250,000,000		$ 1,250,000,000
Line of credit facility term (in years)												5 years
Unsecured Backup Credit Facilities | Unsecured Backup Credit Facility Expiring May 18, 2022
Borrowings and Credit Agreements
Maximum borrowing capacity										1,000,000,000		$ 1,000,000,000
Line of credit facility term (in years)												5 years
Line of Credit | Revolving Credit Facility
Borrowings and Credit Agreements
Maximum borrowing capacity			$ 2,500,000,000
Commitment fee percentage			0.03%
Unsecured Debt
Borrowings and Credit Agreements
Proceeds from issuance of senior long-term debt							14,800,000,000
Unsecured Debt | Unsecured Bridge Loan | Aetna Acquisition
Borrowings and Credit Agreements
Debt issuance fees paid		$ 221,000,000
Amortization of loan facility fees										$ 56,000,000		$ 56,000,000
Debt instrument, face amount	$ 44,000,000,000	$ 49,000,000,000
Unsecured Debt | 2.125% senior notes due 2021
Borrowings and Credit Agreements
Debt instrument, face amount						$ 1,750,000,000
Interest rate, stated percentage						2.125%
Unsecured Debt | 2.875% senior notes due 2026
Borrowings and Credit Agreements
Debt instrument, face amount						$ 1,750,000,000
Interest rate, stated percentage						2.875%
Unsecured Debt | 2016 Notes
Borrowings and Credit Agreements
Proceeds from issuance of debt						$ 3,500,000,000
Unsecured Debt | 4.875% senior notes due 2035
Borrowings and Credit Agreements
Debt instrument, face amount							$ 2,000,000,000
Interest rate, stated percentage							4.875%
Unsecured Debt | 3.875% senior notes due 2025
Borrowings and Credit Agreements
Debt instrument, face amount							$ 3,000,000,000
Interest rate, stated percentage							3.875%
Unsecured Debt | 1.9% senior notes due 2018
Borrowings and Credit Agreements
Debt instrument, face amount							$ 2,250,000,000
Interest rate, stated percentage							1.90%
Unsecured Debt | 2.8% senior notes due 2020
Borrowings and Credit Agreements
Debt instrument, face amount							$ 2,750,000,000
Interest rate, stated percentage							2.80%
Unsecured Debt | 3.5% senior notes due 2022
Borrowings and Credit Agreements
Debt instrument, face amount							$ 1,500,000,000
Interest rate, stated percentage							3.50%
Unsecured Debt | 5.125% senior notes due 2045
Borrowings and Credit Agreements
Debt instrument, face amount							$ 3,500,000,000
Interest rate, stated percentage							5.125%
Senior Notes | 5.75% senior notes due 2017
Borrowings and Credit Agreements
Interest rate, stated percentage						5.75%
Senior Notes | 6.6% senior notes due 2019
Borrowings and Credit Agreements
Interest rate, stated percentage						6.60%
Senior Notes | 4.75% senior notes due 2020
Borrowings and Credit Agreements
Interest rate, stated percentage						4.75%
Senior Notes | Maximum Tender Offer Notes
Borrowings and Credit Agreements
Authorized face amount to be repurchased					$ 2,250,000,000	$ 1,500,000,000
Repurchased face amount															$ 2,250,000,000
Senior Notes | 6.25% senior notes due 2027
Borrowings and Credit Agreements
Interest rate, stated percentage						6.25%
Senior Notes | 6.125% senior notes due 2039
Borrowings and Credit Agreements
Interest rate, stated percentage						6.125%
Senior Notes | 5.75% senior notes due 2041
Borrowings and Credit Agreements
Interest rate, stated percentage						5.75%
Senior Notes | 5% senior notes due 2024
Borrowings and Credit Agreements
Debt instrument, face amount																$ 296,000,000
Interest rate, stated percentage						5.00%				5.00%		5.00%					5.00%
Senior Notes | 5% senior notes due 2024 | Omnicare, Inc.
Borrowings and Credit Agreements
Carrying amount of long-term debt									300,000,000
Senior Notes | 4.750% senior notes due in 2022
Borrowings and Credit Agreements
Debt instrument, face amount																$ 388,000,000
Interest rate, stated percentage						4.75%				4.75%		4.75%					4.75%
Senior Notes | 4.750% senior notes due in 2022 | Omnicare, Inc.
Borrowings and Credit Agreements
Carrying amount of long-term debt									400,000,000
Senior Notes | 4.875% senior notes due 2035
Borrowings and Credit Agreements
Interest rate, stated percentage						4.875%
Senior Notes | 3.875% senior notes due 2025
Borrowings and Credit Agreements
Interest rate, stated percentage						3.875%
Senior Notes | Any and All Notes
Borrowings and Credit Agreements
Repurchased face amount				$ 1,100,000,000											$ 835,000,000
Redemption premium				97,000,000
Write off of deferred debt issuance cost				$ 4,000,000
Loss on early extinguishment of debt													101,000,000
Senior Notes | The Notes
Borrowings and Credit Agreements
Redemption premium						$ 486,000,000
Write off of deferred debt issuance cost						50,000,000
Payments of debt extinguishment costs						$ 6,000,000
Loss on early extinguishment of debt													$ 542,000,000
Convertible Debt. | Omnicare, Inc.
Borrowings and Credit Agreements
Notes assumed									$ 2,000,000,000
Loans Payable | Omnicare, Inc.
Borrowings and Credit Agreements
Repayments of debt											$ 400,000,000